INCOME TAX AND SOCIAL CONTRIBUTION - Deferred tax liabilities derived from tax losses and a negative balance on social contribution (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	R$ 11,204,268
Contingencies.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	9,791,418
Actuarial provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	255,238
ECL
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	459,523
Passive exchange variation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	216,209
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets on Unrecognized Temporary Differences	R$ 481,880